Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Recurring and other revenue	$ 399,641	$ 339,918	$ 724,478	$ 624,989	$ 537,695
Service and other sales revenue	11,749	10,837	22,855	22,700	21,980
Activation fees	6,089	4,305	10,574	6,032	4,002
Total revenues	417,479	355,060	757,907	653,721	563,677
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	148,668	126,934	264,865	228,315	202,769
Selling expenses	81,073	66,223	131,421	122,948	107,370
General and administrative expenses	77,763	66,550	143,168	107,212	126,083
Depreciation and amortization	156,965	132,581	288,542	244,724	221,324
Restructuring and asset impairment (recoveries) charges	0	(680)	1,013	59,197	0
Total costs and expenses	464,469	391,608	829,009	762,396	657,546
Loss from operations	(46,990)	(36,548)	(71,102)	(108,675)	(93,869)
Other expenses (income):
Interest expense	108,639	92,865	197,965	161,339	147,511
Interest income	(104)	(23)	(432)	(90)	(1,455)
Other (income) loss, net	10,197	4,753	7,255	8,832	(1,779)
(Loss) income before income tax expenses	(165,722)	(134,143)	(275,890)	(278,756)	(238,146)
Income tax expense (benefit)	1,151	672	67	351	514
Net loss	$ (166,873)	$ (134,815)	$ (275,957)	$ (279,107)	$ (238,660)